Accumulated Other Comprehensive Loss Attributable to Pepsico (Schedule of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Other comprehensive income/(loss) attributable to PepsiCo		$ (5,542)	$ 360	$ 742
Currency translation adjustment	[1]	(8,255)	(3,247)	(1,946)
Cash flow hedges, net of tax		34	(76)	(94)
Unamortized pension and retiree medical, net of tax (b)	[2]	(2,500)	(1,861)	(3,491)
Unrealized gain on securities, net of tax		87	93	64
Other		(35)	(36)	(20)
Accumulated other comprehensive loss attributable to PepsiCo		(10,669)	(5,127)	(5,487)
Net of taxes decrease to opening balance of accumulated other comprehensive loss attributable to Pepsico		$ 1,260	$ 945	$ 1,832

[1]	The change from 2013 to 2014 primarily reflects depreciation of the Russian ruble.
[2]	Net of taxes of $1,260 million in 2014, $945 million in 2013 and $1,832 million in 2012.